Reverse Recapitalization - Narrative (Details)		1 Months Ended	12 Months Ended
	Jun. 09, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 08, 2021 shares	Dec. 31, 2019 shares
Schedule Of Reverse Recapitalization [Line Items]
Stock converted, value, reverse recapitalization	$ 900,000,000
Recapitalization exchange ratio, per share (in dollars per share) | $ / shares	$ 10
Recapitalization exchange ratio	3.6281		3.6281
Common stock, shares outstanding (in shares) | shares	124,045,255		124,303,083	33,069,513
Stock converted, reverse recapitalization (in shares) | shares	85,324,118
Equity value	$ 900,000,000
Stock options issued and outstanding (in shares) | shares	7,106,767		8,550,076	5,145,547		1,658,564
Net proceeds from reverse recapitalization and PIPE financing	$ 335,400,000		$ 335,409,000	$ 0
Cash acquired through reverse recapitalization	135,400,000
Reverse recapitalization, cash paid to shareholders	10,100,000
Gross proceeds from private placement	200,000,000
Payments of transaction costs	$ 8,100,000	$ 18,200,000
Arya Sciences Acquisition Corp III
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares) | shares	18,721,137				19,186,500
Private Placement
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares) | shares	20,000,000
Consideration received on transaction	$ 200,000,000
Options
Schedule Of Reverse Recapitalization [Line Items]
Stock converted, value, reverse recapitalization	$ 24,300,000